Property and Equipment	6 Months Ended
Jun. 30, 2020
Property and Equipment
Property and Equipment

6.	Property and Equipment

Property and equipment consisted of the following:

	Depreciable	As of
	Life	June 30,	December 31,
	(In Years)	2020	2019

		(In thousands)
Equipment leased to customers	2-5	$1,779,445	$1,837,503
EchoStar XV	15	277,658	277,658
EchoStar XVIII	15	411,255	411,255
Satellites acquired under finance lease agreements	15	398,107	398,107
Furniture, fixtures, equipment and other	2-20	1,934,783	1,894,629
Buildings and improvements	5-40	294,342	289,421
Land	-	13,186	13,186
Construction in progress	-	62,862	70,081
Total property and equipment		5,171,638	5,191,840
Accumulated depreciation		(3,509,710)	(3,440,267)
Property and equipment, net		$1,661,928	$1,751,573

Depreciation and amortization expense consisted of the following:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019

	(In thousands)
Equipment leased to customers	$69,489	$86,453	$149,171	$194,589
Satellites	23,796	12,920	47,593	23,575
Buildings, furniture, fixtures, equipment and other	29,584	36,227	61,190	72,551
Total depreciation and amortization	$122,869	$135,600	$257,954	$290,715

Cost of sales and operating expense categories included in our accompanying Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) do not include depreciation expense related to satellites or equipment leased to customers.

Pay-TV Satellites. We currently utilize 11 satellites in geostationary orbit approximately 22,300 miles above the equator, two of which we own and depreciate over their estimated useful life. We currently utilize certain capacity on six satellites that we lease from DISH Network, one satellite that we lease from EchoStar, and two satellites that we lease from third parties. All leased satellites are accounted for as operating leases except Nimiq 5 and Anik F3, which are accounted for as financing leases and are depreciated over their economic life.

As of June 30, 2020, our pay-TV satellite fleet consisted of the following:

		Degree
	Launch	Orbital	Lease
Satellites	Date	Location	Termination Date
Owned:
EchoStar XV	July 2010	61.5	N/A
EchoStar XVIII	June 2016	61.5	N/A

Leased from EchoStar (1):
EchoStar IX	August 2003	121	Month to month

Leased from DISH Network (2):
EchoStar X	February 2006	110	February 2021
EchoStar XI	July 2008	110	September 2021
EchoStar XIV	March 2010	119	February 2023
EchoStar XVI	November 2012	61.5	January 2023
Nimiq 5 (3)	September 2009	72.7	September 2020
QuetzSat-1	September 2011	77	November 2021

Leased from Other Third Party:
Anik F3	April 2007	118.7	April 2022
Ciel II	December 2008	129	January 2021

(1)	See Note 13 for further information on our Related Party Transactions with EchoStar.
(2)	See Note 13 for further information on our Related Party Transactions with DISH Network.
(3)	The Nimiq 5 satellite, for which we have the option to renew on a year-to-year basis through September 2024 (when DISH Network’s lease term expires) was previously classified as an operating lease. As a result of the Master Transaction Agreement and expiration of the initial lease term, we now include our options to renew the lease through September 2024 in the lease term as we are reasonably certain to exercise those options. Accordingly, Nimiq 5 is now accounted for as a finance lease.

On May 14, 2019, we and DISH Orbital II L.L.C (“DOLLC II”), an indirect wholly-owned subsidiary of DISH Network, entered into an agreement to sell our interests in the Local Multipoint Distribution Service (“LMDS”) and MVDDS licenses in exchange for the EchoStar XVIII satellite, including its related in-orbit incentive obligations of approximately $18 million (the “Satellite and Spectrum Transaction”). As the Satellite and Spectrum Transaction is among entities under common control, we recorded the EchoStar XVIII Satellite at DOLLC II’s net historical cost basis of $320 million.  The difference between the net historical cost basis of EchoStar XVIII and our net carrying value of the LMDS and MVDDS licenses of $26 million, resulted in a $267 million capital transaction, net of tax, that was recorded in “Additional paid-in capital” on our Condensed Consolidated Balance Sheets during the second quarter of 2019.